Expense Example {- Templeton Growth VIP Fund} - FTVIP Class 1-62 - Templeton Growth VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120